Summary of Significant Accounting Policies (Policies) - Rigetti Computing, Inc	3 Months Ended
Mar. 31, 2022
Emerging Growth Company
Emerging Growth Company
— Following the Business Combination, the Company qualifies as an emerging growth company (‘‘EGC’’) as defined in the Jumpstart our Business Startups (‘‘JOBS’’) Act. The JOBS Act permits companies with EGC status to take advantage of an extended transition period to comply with new or revised accounting standards, delaying the adoption of these accounting standards until they would apply to private companies. The Company intends to use this extended transition period to enable us to comply with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date the Company (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the consolidated financial statements may not be comparable to companies that comply with the new or revised accounting standards as of public company effective dates.
The Company anticipates that it will remain an EGC under the JOBS Act until the earliest of (a) the last day of Rigetti’s first fiscal year following the fifth anniversary of the completion of SNII’s initial public offering, (b) the last date of Rigetti’s fiscal year in which Rigetti has total annual gross revenue of at least $1.07 billion, (c) the date on which Rigetti is deemed to be a “large accelerated filer” under the rules of the SEC with at least $700.0 million of outstanding securities held by non-affiliates
or (d) the date on which Rigetti has issued more than $1.0 billion in non-convertible
debt securities during the previous three years.

Use of Estimates
Use of Estimates
— The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Such management estimates include, but are not limited to, the fair value of share-based awards, the fair value of the convertible preferred stock warrants, fair value of the forward contract agreement, the fair value of derivative warrant liabilities, the fair value of earnouts issued in connection with the business combination (See Note 3), goodwill and intangible assets, accrued liabilities and contingencies, depreciation and amortization periods, revenue recognition and accounting for income taxes. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the unaudited condensed consolidated financial statements; therefore, actual results could differ from those estimates.

Reclassifications
Reclassifications
—
Certain amounts reported previously have been reclassified to conform to the current quarter presentation, with no effect on stockholders’ equity or net loss as previously presented.

Deferred Offering Costs
Deferred Offering Costs
—The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with the Business Combination or issuance of shares under a registration statement filed with the SEC. After consummation of the Business Combination or issuance of shares, costs allocated to equity-classified instruments are recorded as a reduction to additional paid-in
capital. Costs allocated to liability-classified instruments are expensed.

Deferred Financing Costs
Deferred Financing Costs
— The incremental cost, including the fair value of warrants, directly associated with obtaining debt financing is capitalized as deferred financing costs upon the issuance of the debt and amortized over the term of the related debt agreement using the effective-interest method with such amortized amounts included as a component of interest expense in the consolidated statement of operations. Unamortized deferred financing costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the related debt obligation.

Segments
Segments
— Operating segments are defined as components of an entity for which discrete financial information is available and that information is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer is its CODM, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment.

Foreign Currency
Foreign Currency
— The Company’s reporting currency is the US dollar. The functional currencies of the Company’s foreign subsidiaries are the local currencies (UK pounds sterling and Australian dollars), as it is the monetary unit of account of the principal economic environment in which the Company’s foreign subsidiaries operate. All assets and liabilities of the foreign subsidiaries are translated at the current exchange rate as of the end of the period, and revenue and expenses are translated at average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currency financial statements into US dollars is reflected as a foreign currency cumulative translation adjustment and reported as a component of accumulated other comprehensive gain (loss). Foreign currency transaction gains and losses resulting from or expected to result from transactions denominated in a currency other than the functional currency are recognized in other income (expense), net in the consolidated statements of operations.

Comprehensive Loss
Comprehensive Loss
— Comprehensive loss consists of net loss and changes in equity during a period from transactions and other equity and circumstances generated from non-owner
sources. Comprehensive loss consists of two components including, net loss and other comprehensive loss. The Company’s other comprehensive gain/(loss) consists of foreign currency translation adjustments that result from consolidation of its foreign entities.

Cash and Restricted Cash
Cash and Restricted Cash
— The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash. As of March 31, 2022 and December 31, 2021, cash consists primarily of checking and savings deposits. The Company’s restricted cash balance classifies all cash whose use is limited by contractual provisions. As of March 31, 2022 and December 31, 2021, restricted cash consists of cash secured as collateral for letters of credit in favor of the Company’s landlord and its corporate credit card program. The Company may not access these funds until it vacates this office space (leases expire in 2026).
The following table provides a reconciliation of cash and restricted cash in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows: (In thousands)

	March 31, 2022	December 31, 2021
	(In thousands)
Cash	$206,626	$11,729
Restricted cash	317	317

Total cash and restricted cash	$206,943	$12,046

Accounts Receivable
Accounts Receivable
— Accounts receivable are recorded at invoice value, net of allowance for doubtful accounts. Unbilled receivables are included in accounts receivable and include amounts that were invoiced subsequent to year-end
for which revenue was recognized in advance of the right to invoice. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms. As of March 31, 2022 and December 31, 2021, the Company does not have any allowances for doubtful accounts.

Public and Private Warrants
Public and Private Warrants
— Prior to the Business Combination, SN II issued 4,450,000 private placement warrants (“Private Warrants”) and 8,625,000 public warrants (“Public Warrants” and collectively, “Warrants”). Each whole warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustments and will expire five years after the Business Combination or earlier upon redemption or liquidation.

The Private Warrants do not meet the derivative scope exception and are accounted for as derivative liabilities. Specifically, the Private Warrants contain provisions that cause the settlement amounts dependent upon the characteristics of the holder of the warrant which is not an input into the pricing of a fixed-for-fixed option
on equity shares. Therefore, the Private Warrants are not considered indexed to the Company’s stock and should be classified as a liability. Since the Private Warrants meet the definition of a derivative, the Company recorded the Private Warrants as liabilities on the condensed consolidated balance sheet at fair value upon the Closing, with subsequent changes in the fair value recognized in the condensed consolidated statements of comprehensive loss at each reporting date. The fair value of the Private Warrants was measured using the Black-Scholes option-pricing model at each measurement date. The Public warrants also fail to meet the indexation guidance in ASC 815 and are accounted for as liabilities as the Public warrants include a provision whereby in a scenario on which there is not an effective registration statement, the warrant holders have a cap, 0.361 common stock per warrant (subject to adjustment), on the issuable number of shares in a cashless exercise.
Subsequent to the separate listing and trading of the Public Warrants the fair value of the Public Warrants has been measured based on the observable listed prices for such warrants and the fair value of the Private Warrants are measured using an option pricing model.
On the consummation of the Business Combination, the Company recorded a liability related to the Private Warrants of $9.2 million, with an offsetting entry to additional paid-in capital.
On March 31, 2022, the fair value of the Private Warrants decreased to $6.6 million, with the gain on fair value change recorded in the condensed consolidated statement of comprehensive loss for the three months ended March 31, 2022. See Note 10, for further information on fair value.
Similarly, on consummation of the Business Combination, the Company recorded a liability related to the public warrants of $16.3 million, with an offsetting entry to additional paid-in capital.
On March 31, 2022, the fair value of the Private Warrants decreased to $11.2 million with the gain on fair value change recorded in the condensed consolidated statement of comprehensive loss for the three months ended March 31, 2022. See Note 10, for further information on fair value.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
— The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 815, “Derivatives and Hedging” (“ASC 815”) at the initial recognition.
Other than the Public and Private Placement warrants noted above, the Company also has other warrants issued and outstanding which are recognized as derivative liabilities in accordance with ASC 815
. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period until exercised. The fair value of the warrant liabilities issued were initially measured using the Black-Scholes model and will be subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s consolidated statement of operations. Derivative warrant liabilities are classified as non-current
as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Revenue Recognition
Revenue Recognition
— The Company generates revenue through its Quantum Cloud Services (“QCaaS”) and development contracts and other services. Access to Rigetti quantum computing systems can be purchased as a quantum computing subscription, or on a usage basis for a specified quantity of hours. Revenue related to subscription-based access to Rigetti quantum computing systems (“QCaaS”) is recognized over time as access to the systems is provided on a ratable basis over the subscription term, which can range from six months to two years. This time-based input measure of progress provides a faithful depiction of the transfer of the services because the customer obtains generally equal benefit from its access to the systems throughout the subscription term. Revenue related to usage-based access to Rigetti quantum computing systems is recognized over time as the systems are accessed using an output method based on compute credit hours expended. This output method provides a faithful depiction of the transfer of the services because the customer has purchased a specified quantity of hours of usage that diminishes each time an hour is expended and therefore each hour of access to the systems is considered a discrete delivery of underlying services in these arrangements.
Development contracts are generally multi-year,
non-recurring
arrangements in which the Company provides professional services regarding practical applications of quantum computing to technology and business problems within the customer’s industry or organization and assists the customer in developing quantum algorithms and applications that will provide commercial value to the customer in areas of business interest. Development contracts are typically fixed fee arrangements invoiced on a milestone basis but may also be invoiced on a time and materials or cost reimbursement basis in certain cases. Revenue related to development contracts and other services is recognized over time as the services are provided using an input measure based on actual labor hours incurred to date relative to total estimated labor hours needed to complete the program or total contracted hours over the program period. This input measure of progress provides a faithful depiction of the transfer of the services because it closely depicts the Company’s efforts or inputs to the satisfaction of the performance obligation. Revenue related to the sale of custom quantum computing components is recognized at a point in time upon acceptance by the customer.

Earn-Out Liability
Earn-Out
 Liability
— At Closing, Supernova Partners II LLC (the “Sponsor”) subjected certain shares (“Sponsor
Earn-Out
Shares”) of Common Stock held by the Sponsor to forfeiture and vesting as of the Closing Date if thresholds related to the weighted average price of Common Stock are not met for the duration of various specified consecutive day trading periods during the five-year period following the Closing (the
“Earn-Out
Triggering Events”). Any such shares held by the Sponsor that remain unvested after the fifth anniversary of the Closing will be forfeited. See Note 3, Business Combination for more detail on terms of Sponsor
Earn-Out
Shares.

These
Sponsor Earn-Out Shares are
accounted for as liability classified instruments because the Earn-Out Triggering Events that determine the number of Sponsor Earn-Out Shares to be earned back by the Sponsor include outcomes that are not solely indexed to the common stock of the Company. The aggregate fair value of the Sponsor Earn-Out Shares on the Closing date was estimated using a Monte Carlo simulation model and was determined to be $26.6 million at Closing. As of March 31, 2022, the
Earn-Out Triggering
Events were not achieved for any of the tranches and as such the Company adjusted the carrying amount of the liability to its estimated fair value of $16.9 million. The change in the fair value of $9.6 million is included in gain on fair value change, net in the condensed consolidated statements of comprehensive loss.
Significant inputs into the respective models at the March 2, 2022 (the initial recognition) and March 31, 2022 are as follows:

Valuation Assumptions	Initial Recognition on March 2, 2022	March 31, 2022
Stock Price	$9.43	$6.30
Simulated trading days	1,198.00	1,178.00
Volatility (annual)	77.00%	86.00%
Risk-free rate	1.74%	2.42%
Estimated time to expiration (years)	5	5

Net Income (Loss) Per Ordinary Share
Net income (loss) per share
— Basic net loss per common share is computed by dividing the net loss available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Diluted net loss per common share is computed by dividing the net loss available to common stockholders adjusted by any preferred stock dividends declared during the period by the weighted average number of common shares and potential common shares outstanding when the impact is not antidilutive. Potential common shares from stock options, unvested restricted stock units and common stock warrants are computed using the treasury stock method, while those from convertible Series C and
C-1
Preferred Stock are

computed using the
if-converted
method. Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued. Shares issuable for little or no cash consideration shall be considered outstanding common shares and included in the computation of basic EPS.

Stock-Based Compensation
Stock-Based Compensation
—
The Company accounts for share-based compensation in accordance with ASC 718
,
Compensation – Stock Compensation
. The Company’s share-based compensation awards are all equity-classified and consist of stock options and restricted stock units (“RSU”). Stock options have service vesting conditions ranging from 1 to 5
years. RSUs granted under our 2013
equity incentive plan generally have a
4-year
service vesting condition and a performance condition linked to the occurrence of a liquidity event defined as a change-in-control
event, successful initial public offering or successful merger with a special purpose acquisition company, which was satisfied by the Closing.
Compensation expenses are based on the grant-date fair value of the awards and recognized over the requisite service period using a straight-line method for stock options and a graded vesting method for RSUs. The Company has elected to account for forfeitures of employee stock awards as they occur.

Concentration of Credit Risk
Concentrations of Credit Risk
— Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and trade accounts receivable. The Company’s cash is placed with high-credit-quality financial institutions, and at times exceeds federally insured limits. To date, the Company has not experienced any credit loss relating to its cash.
Significant customers are those that represent 10% or more of revenue are set forth in the following tables:

	March 31,
Customer	2022	2021
Customer A	47%	*
Customer B	23%	21%
Customer C	13%	60%

*	Customer accounted for less than 10% of revenue in the respective period
All revenues derived from major customers noted above are included in the United States region in Note 15.
Significant customers are those that represent 10% or more of accounts receivable are set forth in the following tables:

	March 31,	December 31,
Customer	2022	2021
Customer A	53%	*
Customer B	25%	35%
Customer C	21%	*
Customer D	*	34%
Customer E	*	29%

*	Customer accounted for less than 10% of accounts receivable in the respective period

Recent Accounting Pronouncements
Recently Issued Accounting Pronouncements
— In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842). ASU
2016-02 is
amended by ASU
2018-01, ASU2018-10, ASU
2018-11, ASU
2018-20 and
ASU 2019-01,
which FASB issued in January 2018, July 2018, July 2018, December 2018 and March 2019, respectively (collectively, the amended ASU
2016-02).
The amended ASU
2016-02 requires
lessees to recognize on the balance sheet a
right-of-use
asset, representing its right to use the underlying asset for the lease term, and a lease liability for all leases with terms greater than 12 months. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from current GAAP. The amended ASU
2016-02 retains
a distinction between finance leases (i.e., capital leases under current GAAP) and operating leases. The classification criteria for distinguishing between finance leases and operating leases will be substantially similar to the classification criteria for distinguishing between capital leases and operating leases under current GAAP. The amended ASU
2016-02 also
requires qualitative and quantitative disclosures designed to assess the amount, timing, and uncertainty of cash flows arising from leases. A modified retrospective transition approach is permitted to be used when an entity adopts the amended ASU
2016-02,
which includes a number of optional practical expedients that entities may elect to apply. The Company plans to adopt the ASC Topic 842 on December 31, 2022 with an effective date on January 1, 2022. The Company is still in the process of evaluating the impact of the adoption of ASC Topic 842 on the consolidated results of the operations. No other new accounting pronouncement recently issued or newly effective had or is expected to have a material impact on the condensed consolidated financial statements.